Total
The E-Valuator Aggressive Growth (85%-99%) RMS Fund
The E-Valuator Funds

Supplement to the

PROSPECTUS

dated

January 31, 2019

The E-Valuator Aggressive Growth (85%-99%) RMS Fund

Service Class Shares (EVAGX)

Effective immediately, the table under “Average Annual Total Return as of December 31, 2018” in the Performance History section of the Fund Summary of The E-Valuator Aggressive Growth RMS Fund – Service Class Shares is replaced with the following:

The E-Valuator Aggressive Growth (85%-99%) RMS Fund – Service Class	1 Year	5 Years	Since Inception (February 29, 2012)
Return Before Taxes	-11.08%	3.76%	7.36%
Return After Taxes on Distributions(1)	-13.16%	2.53%	6.43%
Return After Taxes on Distributions and Sale of Fund Shares(1)	-6.49%	2.58%	5.74%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	-4.38%	8.49%	9.29%

[1] After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

If you have questions or need assistance, please contact your financial advisor directly or call the Funds toll-free at 1-888-507-2798.

Effective immediately, the table under “Average Annual Total Return as of December 31, 2018” in the Performance History section of the Fund Summary of The E-Valuator Aggressive Growth RMS Fund – Service Class Shares is replaced with the following:
Average Annual Total Returns - The E-Valuator Aggressive Growth (85%-99%) RMS Fund	1 Year		5 Years		Since Inception		Inception Date
Service Class Shares	(11.08%)		3.76%		7.36%		Feb. 29, 2012
Service Class Shares | Return After Taxes on Distributions	(13.16%)	[1]	2.53%	[1]	6.43%	[1]	Feb. 29, 2012
Service Class Shares | Return After Taxes on Distributions and Sale of Fund Shares	(6.49%)	[1]	2.58%	[1]	5.74%	[1]	Feb. 29, 2012
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	(4.38%)		8.49%		9.29%		Feb. 29, 2012
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.